Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total	F Shares
As at December 31, 2022 at Dec. 31, 2021	$ 141	$ 8,889	$ (23,214)	$ 621	$ (13,563)
Beginning balance, shares at Dec. 31, 2021	6,610,293					1,499,700
Recapitalization by WISeKey International Holding Ltd	$ 9	7,339	(0)	(0)	7,348
Recapitalization by WISeKey International Holding Ltd, shares	891
LT loan debt discount		511			511
Indebtedness to related parties		(8)			(8)
Comprehensive income / (loss)			5,770	155	5,925
As at December 31, 2023 at Dec. 31, 2022	$ 150	16,731	(17,444)	775	212
Beginning balance, shares at Dec. 31, 2022	7,501,400					1,499,700
Recapitalization by WISeKey International Holding Ltd					(0)
Indebtedness to related parties		209			209
Comprehensive income / (loss)			(3,268)	9	(3,259)
Reverse recapitalization		(188)			(188)
Reverse recapitalization, shares	100
L1 Facility	$ 39	3,854			3,893
L1 Facility, shares	3,940,630
Anson Facility	$ 40	4,124			4,164
Anson Facility, shares	4,004,677
As at December 31, 2023 at Dec. 31, 2023	$ 229	$ 24,730	$ (20,712)	$ 784	$ 5,031
Beginning balance, shares at Dec. 31, 2023	15,446,807					1,499,700